Insurance business - Movements in carrying amounts of insurance contracts - analysis by remaining coverage and incurred claims (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	£ (43)	£ (47)
Opening liabilities	20,004	22,201
Insurance contracts liability (asset) opening balance	19,961	22,154
Insurance revenue
Contracts under the fair value approach	(89)	(93)
Contracts under the modified retrospective approach	(136)	(140)
Other contracts	(154)	(128)
Total insurance revenue	379	361	[1]	£ 0	[1]
Insurance service expenses
Incurred claims and other insurance service expenses	208	220
Amortisation of insurance acquisition cash flows	8	3
Losses and reversal of losses on onerous contracts	15	8
Adjustments to liabilities for incurred claims	24	9
Total insurance service expenses	255	240
Investment components	0	0
Insurance service result	(124)	(121)
Net finance (income)/expense from insurance contracts	1,586	(3,004)
Effect of movements in exchange rates	(372)	949
Total changes in the statement of profit or loss and other comprehensive income	1,090	(2,176)
Cash flows
Premiums received	1,689	1,936
Claims and other insurance service expenses paid, including investment components	(2,135)	(1,940)
Insurance acquisition cash flows	(43)	(40)
Total cash flows	(489)	(44)
Other movements	(8)	27
Closing assets	(41)	(43)		(47)
Closing liabilities	20,595	20,004		22,201
Insurance contracts liability (asset) closing balance	20,554	19,961		22,154
Amounts recognised in profit or loss
Insurance service expenses
Net finance (income)/expense from insurance contracts	1,184	1,106
Amounts recognised in OCI
Insurance revenue
Contracts under the fair value approach	(407)	1,902
Insurance service expenses
Net finance (income)/expense from insurance contracts	(402)	(1,898)
Life direct participating and Investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	0	0
Opening liabilities	19,719	21,922
Insurance contracts liability (asset) opening balance	19,719	21,922
Insurance revenue
Contracts under the fair value approach	(11)	(10)
Contracts under the modified retrospective approach	(119)	(120)
Other contracts	(55)	(36)
Total insurance revenue	185	166
Insurance service expenses
Incurred claims and other insurance service expenses	88	88
Amortisation of insurance acquisition cash flows	2	1
Losses and reversal of losses on onerous contracts	8	2
Adjustments to liabilities for incurred claims	0	(1)
Total insurance service expenses	98	90
Investment components	0	0
Insurance service result	(87)	(76)
Net finance (income)/expense from insurance contracts	1,585	(2,979)
Effect of movements in exchange rates	(371)	946
Total changes in the statement of profit or loss and other comprehensive income	1,127	(2,109)
Cash flows
Premiums received	1,471	1,721
Claims and other insurance service expenses paid, including investment components	(2,019)	(1,816)
Insurance acquisition cash flows	(15)	(14)
Total cash flows	(563)	(109)
Other movements	6	15
Closing assets	0	0		0
Closing liabilities	20,289	19,719		21,922
Insurance contracts liability (asset) closing balance	20,289	19,719		21,922
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(43)	(47)
Opening liabilities	285	279
Insurance contracts liability (asset) opening balance	242	232
Insurance revenue
Contracts under the fair value approach	(78)	(83)
Contracts under the modified retrospective approach	(17)	(20)
Other contracts	(99)	(92)
Total insurance revenue	194	195
Insurance service expenses
Incurred claims and other insurance service expenses	120	132
Amortisation of insurance acquisition cash flows	6	2
Losses and reversal of losses on onerous contracts	7	6
Adjustments to liabilities for incurred claims	24	10
Total insurance service expenses	157	150
Investment components	0	0
Insurance service result	(37)	(45)
Net finance (income)/expense from insurance contracts	1	(25)
Effect of movements in exchange rates	(1)	3
Total changes in the statement of profit or loss and other comprehensive income	(37)	(67)
Cash flows
Premiums received	218	215
Claims and other insurance service expenses paid, including investment components	(116)	(124)
Insurance acquisition cash flows	(28)	(26)
Total cash flows	74	65
Other movements	(14)	12
Closing assets	(41)	(43)		(47)
Closing liabilities	306	285		279
Insurance contracts liability (asset) closing balance	265	242		232
Excluding loss component | Life direct participating and Investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	0	0
Opening liabilities	19,712	21,916
Insurance contracts liability (asset) opening balance	19,712	21,916
Insurance revenue
Contracts under the fair value approach	(11)	(10)
Contracts under the modified retrospective approach	(119)	(120)
Other contracts	(55)	(36)
Total insurance revenue	185	166
Insurance service expenses
Incurred claims and other insurance service expenses	0	0
Amortisation of insurance acquisition cash flows	2	1
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	2	1
Investment components	(1,879)	(1,687)
Insurance service result	(2,062)	(1,852)
Net finance (income)/expense from insurance contracts	1,585	(2,979)
Effect of movements in exchange rates	(371)	946
Total changes in the statement of profit or loss and other comprehensive income	(848)	(3,885)
Cash flows
Premiums received	1,471	1,721
Claims and other insurance service expenses paid, including investment components	(51)	(41)
Insurance acquisition cash flows	(15)	(14)
Total cash flows	1,405	1,666
Other movements	5	15
Closing assets	0	0		0
Closing liabilities	20,274	19,712		21,916
Insurance contracts liability (asset) closing balance	20,274	19,712		21,916
Excluding loss component | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(49)	(53)
Opening liabilities	146	170
Insurance contracts liability (asset) opening balance	97	117
Insurance revenue
Contracts under the fair value approach	(78)	(83)
Contracts under the modified retrospective approach	(17)	(20)
Other contracts	(99)	(92)
Total insurance revenue	194	195
Insurance service expenses
Incurred claims and other insurance service expenses	0	0
Amortisation of insurance acquisition cash flows	6	2
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	6	2
Investment components	(3)	(3)
Insurance service result	(191)	(196)
Net finance (income)/expense from insurance contracts	0	(19)
Effect of movements in exchange rates	(1)	0
Total changes in the statement of profit or loss and other comprehensive income	(192)	(215)
Cash flows
Premiums received	218	215
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	(28)	(26)
Total cash flows	190	189
Other movements	3	6
Closing assets	(54)	(49)		(53)
Closing liabilities	152	146		170
Insurance contracts liability (asset) closing balance	98	97		117
Loss component | Life direct participating and Investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	0	0
Opening liabilities	5	4
Insurance contracts liability (asset) opening balance	5	4
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	(1)	(1)
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	8	2
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	7	1
Investment components	0	0
Insurance service result	7	1
Net finance (income)/expense from insurance contracts	0	0
Effect of movements in exchange rates	0	0
Total changes in the statement of profit or loss and other comprehensive income	7	1
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	1	0
Closing assets	0	0		0
Closing liabilities	13	5		4
Insurance contracts liability (asset) closing balance	13	5		4
Loss component | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	0	1
Opening liabilities	10	4
Insurance contracts liability (asset) opening balance	10	5
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	(1)	0
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	7	6
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	6	6
Investment components	0	0
Insurance service result	6	6
Net finance (income)/expense from insurance contracts	0	0
Effect of movements in exchange rates	0	0
Total changes in the statement of profit or loss and other comprehensive income	6	6
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	0	(1)
Closing assets	4	0		1
Closing liabilities	12	10		4
Insurance contracts liability (asset) closing balance	16	10		5
Incurred claims | Life direct participating and Investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	0	0
Opening liabilities	2	2
Insurance contracts liability (asset) opening balance	2	2
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	89	89
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	(1)
Total insurance service expenses	89	88
Investment components	1,879	1,687
Insurance service result	1,968	1,775
Net finance (income)/expense from insurance contracts	0	0
Effect of movements in exchange rates	0	0
Total changes in the statement of profit or loss and other comprehensive income	1,968	1,775
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components	(1,968)	(1,775)
Insurance acquisition cash flows		0
Total cash flows	(1,968)	(1,775)
Other movements	0	0
Closing assets	0	0		0
Closing liabilities	2	2		2
Insurance contracts liability (asset) closing balance	2	2		2
Incurred claims | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	6	5
Opening liabilities	129	105
Insurance contracts liability (asset) opening balance	135	110
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	121	132
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	24	10
Total insurance service expenses	145	142
Investment components	3	3
Insurance service result	148	145
Net finance (income)/expense from insurance contracts	1	(6)
Effect of movements in exchange rates	0	3
Total changes in the statement of profit or loss and other comprehensive income	149	142
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components	(116)	(124)
Insurance acquisition cash flows		0
Total cash flows	(116)	(124)
Other movements	(17)	7
Closing assets	9	6		5
Closing liabilities	142	129		105
Insurance contracts liability (asset) closing balance	£ 151	£ 135		£ 110

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.